Guarantor/Non-Guarantor Financial Information, Condensed Consolidated Statements of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net cash from operating activities	$ 189.9	$ 248.7	$ 184.1
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(50.5)	(29.5)	(18.1)
Acquisition of businesses, net of cash acquired	(4.5)	(4.6)	(18.7)
Other	0	(2.0)	(0.7)
Net cash used in investing activities	(55.0)	(36.1)	(37.5)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term revolving credit facility	352.0	821.5	308.8
Repayments of long-term revolving credit facility	(287.0)	(643.5)	(197.8)
Net activity in investment in and advances from (to) subsidiaries and affiliates	0	0	0
Payment of deferred financing costs	(2.3)	(6.2)	0
Proceeds from issuance of common stock	11.4	26.3	28.6
Excess tax benefit from stock based compensation	10.5	19.2	5.6
Treasury stock repurchased	(152.6)	(365.9)	(250.0)
Other	(2.8)	(0.3)	(1.6)
Net cash used in financing activities	(70.8)	(148.9)	(106.4)
NET EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	3.8	(5.9)	(0.6)
Increase (decrease) in cash and cash equivalents	67.9	57.8	39.6
CASH AND CASH EQUIVALENTS, beginning of period	111.4	53.6	14.0
CASH AND CASH EQUIVALENTS, end of period	179.3	111.4	53.6
Tempur-Pedic International Inc. (Ultimate Parent) [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net cash from operating activities	(43.6)	(24.6)	(30.4)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	0	0	0
Acquisition of businesses, net of cash acquired	0	0	0
Other	0	0	0
Net cash used in investing activities	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term revolving credit facility	0	0	0
Repayments of long-term revolving credit facility	0	0	0
Net activity in investment in and advances from (to) subsidiaries and affiliates	187.0	363.9	252.1
Payment of deferred financing costs	(2.2)	0	0
Proceeds from issuance of common stock	11.4	26.3	28.6
Excess tax benefit from stock based compensation	0	0	0
Treasury stock repurchased	(152.6)	(365.9)	(250.0)
Other	0	0	0
Net cash used in financing activities	43.6	(24.3)	30.7
NET EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0	0	0
Increase (decrease) in cash and cash equivalents	0	(0.3)	0.3
CASH AND CASH EQUIVALENTS, beginning of period	0	0.3	0
CASH AND CASH EQUIVALENTS, end of period	0	0	0.3
Combined Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net cash from operating activities	140.5	192.4	136.7
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(36.7)	(18.8)	(11.0)
Acquisition of businesses, net of cash acquired	0	0	0
Other	(0.1)	(0.2)	(0.1)
Net cash used in investing activities	(36.8)	(19.0)	(11.1)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term revolving credit facility	352.0	821.5	292.3
Repayments of long-term revolving credit facility	(287.0)	(643.5)	(179.3)
Net activity in investment in and advances from (to) subsidiaries and affiliates	(170.8)	(360.1)	(242.5)
Payment of deferred financing costs	0	(6.1)	0
Proceeds from issuance of common stock	0	0	0
Excess tax benefit from stock based compensation	10.5	19.2	5.6
Treasury stock repurchased	0	0	0
Other	0	0	0
Net cash used in financing activities	(95.3)	(169.0)	(123.9)
NET EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0	0	0
Increase (decrease) in cash and cash equivalents	8.4	4.4	1.7
CASH AND CASH EQUIVALENTS, beginning of period	10.8	6.4	4.7
CASH AND CASH EQUIVALENTS, end of period	19.2	10.8	6.4
Combined Non-Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net cash from operating activities	93.0	80.9	77.8
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(13.8)	(10.7)	(7.1)
Acquisition of businesses, net of cash acquired	(4.5)	(4.6)	(18.7)
Other	0.1	(1.8)	(0.6)
Net cash used in investing activities	(18.2)	(17.1)	(26.4)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term revolving credit facility	0	0	16.5
Repayments of long-term revolving credit facility	0	0	(18.5)
Net activity in investment in and advances from (to) subsidiaries and affiliates	(16.2)	(3.8)	(9.6)
Payment of deferred financing costs	(0.1)	(0.1)	0
Proceeds from issuance of common stock	0	0	0
Excess tax benefit from stock based compensation	0	0	0
Treasury stock repurchased	0	0	0
Other	(2.8)	(0.3)	(1.6)
Net cash used in financing activities	(19.1)	(4.2)	(13.2)
NET EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	3.8	(5.9)	(0.6)
Increase (decrease) in cash and cash equivalents	59.5	53.7	37.6
CASH AND CASH EQUIVALENTS, beginning of period	100.6	46.9	9.3
CASH AND CASH EQUIVALENTS, end of period	160.1	100.6	46.9
Eliminations [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net cash from operating activities	0	0	0
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	0	0	0
Acquisition of businesses, net of cash acquired	0	0	0
Other	0	0	0
Net cash used in investing activities	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term revolving credit facility	0	0	0
Repayments of long-term revolving credit facility	0	0	0
Net activity in investment in and advances from (to) subsidiaries and affiliates	0	0	0
Payment of deferred financing costs	0	0	0
Proceeds from issuance of common stock	0	0	0
Excess tax benefit from stock based compensation	0	0	0
Treasury stock repurchased	0	0	0
Other	0	0	0
Net cash used in financing activities	0	0	0
NET EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0	0	0
Increase (decrease) in cash and cash equivalents	0	0	0
CASH AND CASH EQUIVALENTS, beginning of period	0	0	0
CASH AND CASH EQUIVALENTS, end of period	$ 0	$ 0	$ 0